Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31, 2022	December 31, 2021
Federal	$—	$(362,150)
State	—	(81,743)
Total	—	(443,893)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets	December 31, 2022	December 31, 2021
Net operating loss carryforwards	$8,650,404	$6,033,726
Stock option compensation	1,754,906	1,641,354
Orphan Drug credits	1,306,682	647,937
Capitalized start-up costs and other	12,788,834	12,403,925
Valuation allowance	(24,471,392)	(20,726,942)
Deferred tax assets	$—	$—

Summary of Operating Loss Carryforwards [Table Text Block]
Combined NOL Carryforwards:	December 31, 2022	December 31, 2021
Federal	$34,116,553	$23,442,045
State	30,727,733	23,436,624

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Rate reconciliation:	December 31, 2022	December 31, 2021
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax, net of Federal benefit	(3.9)%	(4.7)%
Orphan drug credit	(4.5)%	(0.4)%
Change in valuation allowance	29.0%	24.3%
Stock compensation	0.4%	—%
Other	—%	—%
Total provision	—%	(1.8)%